Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Abstract]
Impairment charges against goodwill or intangible assets	$ 0	$ 0	$ 0